Share Capital	12 Months Ended
Dec. 31, 2020
Share Capital Abstract
Share Capital

Authorized

Unlimited common shares without par value.

Unlimited preferred shares – nil issued and outstanding.

Share issuances

i.	In September 2020, the Company issued 7,750,000 Subscription Receipts, the gross proceeds of which were held in escrow until subsequently exchanged for shares of the Company pursuant to completion of the Transaction on October 9, 2020. Out of the Subscription Receipts sold, 5,000,000 were flow-through receipts for gross proceeds of $17.5 million and were exchanged for Fury Gold common shares designated as flow-through shares (note 11), while 2,750,000 Subscription Receipts were sold as non-flow-through common shares for gross proceeds of $5.5 million and exchanged for Fury Gold common shares.

Share issue costs related to the September 2020 Offering totaled $1,518, which included $1,283 in commissions and $235 in other issuance costs. A reconciliation of the impact of the September 2020 Offering on share capital is as follows:

	Number of common shares	Impact on share capital
Flow-through shares issued at $3.50 per share	5,000,000	$17,500
Less: flow-through share premium liability (note 11)	-	(7,500)
Common shares issued at $2.00 per share	2,750,000	5,500
Cash share issue costs	-	(1,518)
Proceeds net of share issue costs	7,750,000	$13,982

ii.	On September 3, 2020, the Company issued 743,187 (1,100,000 pre-consolidation) common shares at a price of $4.29 ($2.90 pre-consolidation) per share as part of the consideration made for the purchase of the Alturas concessions in Sombrero.

iii.	On July 7, 2020, the Company converted the Amended Bridge Loan to 1,318,877 (1,952,084 pre-consolidation) common shares at a price of $2.37 ($1.60 pre-consolidation) per share. Of the aggregate shares issued, 1,266,797 (1,875,000 pre-consolidation) were issued for the $3 million principal loan and 52,080 (77,084 pre-consolidation) were issued in satisfaction of $123 of interest that accrued at a rate of 10% per annum up to the date of the loan amendment (note 12).

iv.	On February 6, 2020, the Company closed the February 2020 Offering, a non-brokered private equity placement, for gross proceeds of $15 million which was closed in two tranches and consisted of 6,333,984 (9,375,000 pre-share consolidation) common shares priced at $2.37 ($1.60 pre-consolidation) per share.

Share issue costs related to the February 2020 Offering totaled $247, which included $59 in commissions and $188 in other issuance costs. A reconciliation of the impact of the February 2020 Offering on share capital is as follows:

	Number of common shares	Impact on share capital
Common shares issued at $2.37 per share	6,333,984	$15,000
Cash share issue costs	-	(247)
Proceeds net of share issue costs	6,333,984	$14,753

v.	During the year ended December 31, 2020, 3,228,182 shares (post-consolidation) were issued as a result of share options being exercised with a weighted average exercise price of $2.42 for gross proceeds of $7,799. An amount of $4,690 attributed to these share options was transferred from the equity reserves and recorded against share capital.